Consolidated statements of financial position (Details 4) - EUR (€)	12 Months Ended
	Dec. 31, 2020 [1]	Dec. 31, 2019 [2]	Dec. 31, 2018 [2]
Statement of financial position [abstract]
Depreciation expense of right-of-use-assets	€ 362,137	€ 265,957	€ 0
Interest expense on lease liabilities	7,311	12,765	0
Rental expense from leases	6,275	70,451	213,200
Short-term leases (included in administrative expenses)	937	65,348	0
Lease of low value assets (included in administrative expenses)	5,338	5,103	0
Total amounts recognized in profit or loss	€ 375,723	€ 349,173	€ 213,200

[1]	Conversion rates used for one Euro: December 31, 2020 $0.8149, average rate 2020 $0.8762, January 1, 2020/December 31, 2019 $0.8902, average rate 2019 $0.8932.
[2]	In 2020 and 2019 leases under IFRS 16, in 2018 operating leases under IAS 17.